Shareholder Report, Line Graph (Details) - USD ($)											12 Months Ended
	Jul. 31, 2024	Jul. 31, 2023	Jul. 31, 2022	Jul. 31, 2021	Jul. 31, 2020	Jul. 31, 2019	Jul. 31, 2018	Jul. 31, 2017	Jul. 31, 2016	Feb. 26, 2016	Jul. 31, 2025
Class I
Account Value [Line Items]
Accumulated Value	$ 27,585	$ 22,743	$ 20,238	$ 20,583	$ 13,662	$ 15,344	$ 15,484	$ 13,397	$ 10,870	$ 10,000	$ 31,969
Russell 1000 Total Return [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Russell 1000 Total Return
Accumulated Value	32,482	26,734	23,669	25,415	18,421	16,442	15,224	13,103	11,301	10,000	$ 37,854
Russell 1000 Value Total Return [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Russell 1000 Value Total Return
Accumulated Value	$ 24,078	$ 20,974	$ 19,370	$ 19,651	$ 14,104	$ 15,007	$ 14,265	$ 13,023	$ 11,447	$ 10,000	$ 26,196